YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Institutional Money Market Fund for the 12-month period ended December 31, 1998 as shown in the following table:

                                                                           YIELD                      EFFECTIVE YIELD*
                                                                       ______________                   _____________
        Money Market Series  . . . . . . . . . . . . . . . . .              5.02%                           5.14%

        Government Securities Series . . . . . . . . . . . . .              4.76%                           4.87%

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET ENVIRONMENT/PORTFOLIO FOCUS

  The economic forces described above drove down interest rates in late summer and early fall. Later in the year there was a modest increase in rates. One of its effects was to change the yield curve from one that had been negative to a positive, sloping structure. In this normal configuration, longer-term yields exceeded those of the shorter-term instruments.

  A flight to safety by global investors was the force that drove down longer-term U.S. yields last fall. In recent weeks, investors appear to have become more confident about the economic outlook. One factor has been the rise in interest rates in Japan, which brought about some repatriation of investment funds to that country. In addition, the introduction of the Euro currency at the start of the new year, which was well received, put some downward pressure on the U.S. dollar.

Investor fears of worldwide financial turmoil seemed to have receded recently. Currently, prices and rates in the money market appear to be reacting more to underlying economic forces than to such market psychology factors. This, of course, can be constructive for investors in short-term money market instruments.

The fact that the Federal Reserve Open Market Committee lowered interest rates
three   times   between   late   September   and  year-end  has  been  a  strong
confidence-building factor in the markets. Currently, we expect the Fed to remain in a "wait and see" mode for a while.

  During the reporting period, we lengthened the average portfolio maturity, as we deemed appropriate in order to take advantage of possible declining interest rates. We will continue to monitor the market, including interest rates, in seeking investment opportunities for the Fund.

               Sincerely,

               [Patricia A. Larkin signature]

               Patricia A. Larkin

               Senior Portfolio Manager

January 13, 1999

New York, N.Y.

* Effective yield based upon dividends declared daily and reinvested monthly.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                                                                                  Principal

Negotiable Bank Certificates of Deposit--7.1%                                                      Amount            Value
-------------------------------------------------------                                         _____________     _____________

Branch Bank & Trust Co.
  5.04%, 1/10/00 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  18,000,000     $  17,994,685

LaSalle National Bank

  5.67%, 4/13/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

                                                                                                                  _____________

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $37,994,685) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  37,994,685

                                                                                                                  _____________


Commercial Paper--55.9%
-------------------------------------------------------

Bear Stearns Companies Inc.

  5.67%, 1/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  20,000,000     $  19,960,278

Canadian Imperial Holdings Inc.

  5.04%, 6/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,513,961

Chrysler Financial Corp.

  5.12%, 3/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,795,194

Ciesco L.P.

  5.24%, 2/3/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,904,483

Den Danske Corp.

  5.66%, 1/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,990,833

Finova Capital Corp.

  5.32%, 3/19/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,721,410

Ford Motor Credit Corp.

  4.90%, 1/4/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        14,993,875

General Electric Capital Corp.

  5.49%, 1/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,919,300

General Motors Acceptance Corp.

  5.24%, 1/27/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,906,833

Goldman Sachs Group L.P.

  5.14%, 4/20/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,621,528

Merrill Lynch & Co. Inc.

  5.06%-5.71%, 1/14/99-3/26/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,735,239

Paine Webber Group Inc.

  5.75%, 1/7/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,976,583

Swedbank Inc.

  5.08%, 4/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,645,938

Toronto-Dominion Holdings USA Inc.

  5.40%, 1/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,958,233

                                                                                                                  _____________

TOTAL COMMERCIAL PAPER

  (cost $302,643,688)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $302,643,688

                                                                                                                  _____________


DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                                                                                  Principal

Corporate Notes--19.2%                                                                             Amount            Value
-------------------------------------------------------                                         _____________      ____________
_

Bankers Trust New York Co.

  4.90%-4.95%, 1/8/99-4/30/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  22,000,000     $  21,999,508

CIT Group Holdings Inc.

  4.87%, 9/21/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,995,780

Heller Financial Inc.

  5.00%-5.05%, 4/13/99-9/8/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         22,000,000        22,000,000

Morgan (J.P) & Co. Inc.

  4.86%, 2/24/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,998,760

Salomon Smith Barney Holdings Inc.

  5.00%, 10/28/99 (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

                                                                                                                  _____________

TOTAL CORPORATE NOTES

  (cost $103,994,048)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $103,994,048

                                                                                                                  _____________


Short-Term Bank Notes--13.0%
-------------------------------------------------------

Bank of America FSB

  5.13%, 3/29/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  25,000,000     $  25,000,000

First Union National Bank

  5.21%, 9/24/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

Key Bank N.A.

  4.87%, 2/24/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        19,997,988

                                                                                                                  _____________

TOTAL SHORT-TERM BANK NOTES

  (cost $69,997,988) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        $  69,997,988
                                                                                                                  _____________

Time Deposit--3.6%
-------------------------------------------------------

Republic National Bank of New York (London)

 2.88%, 1/4/99

  (cost $19,067,000) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  19,067,000     $  19,067,000
                                                                                                                  _____________

Repurchase Agreement--.5%
-------------------------------------------------------

SBC Warburg Dillon Read Inc.

 3.00% dated 12/31/98, due 1/4/99 in the amount of $2,655,855 (fully collateralized
 by $2,762,000 U.S. Treasury Bills, due 6/3/99, value $2,709,659)

  (cost $2,655,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    2,655,000    $    2,655,000
                                                                                                                  _____________

TOTAL INVESTMENTS
   (cost $536,352,409) . . . . . . . . . . . . . . . . . . . . . . . . . . .         99.3%                         $536,352,409
                                                                                   _______                        _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . .           .7%                       $    3,929,796
                                                                                   _______                        _____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        100.0%                         $540,282,205
                                                                                   _______                        _____________

Notes to Statement of Investments:
-------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

                                              Annualized

                                               Yield on

                                                Date of  Principal

U.S. Treasury Bills--18.9%                                                     Purchase            Amount             Value
----------------------------------------------------------------------------  ___________        ____________      ____________

   1/21/99
   (cost $12,968,005)  . . . . . . . . . . . . . . . . . . . . . . . . . .      4.44%             $13,000,000       $12,968,005
                                                                                                                   ____________


U.S. Treasury Notes--45.4%
----------------------------------------------

   5%, 2/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.89%            $  4,000,000      $  3,997,375

   5.875%, 2/28/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.38               10,000,000        10,020,742

   6.375%, 7/15/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5.25                5,000,000         5,021,392

   5.875%, 8/31/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.81                5,000,000         5,032,712

   5.625%, 11/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.45                5,000,000         5,043,992

   5.625%, 12/31/99  . . . . . . . . . . . . . . . . . . . . . . . . . . .      4.58                2,000,000         2,017,094

                                                                                                                   ____________

TOTAL U.S. TREASURY NOTES

   (cost $31,133,307)  . . . . . . . . . . . . . . . . . . . . . . . . . .                                          $31,133,307
                                                                                                                   ____________

Repurchase Agreements--34.6%
----------------------------------------------

Bear, Stearns & Co.

  dated 12/31/98, due 1/4/99 in the amount of $6,003,100
  (fully collateralized by $6,165,000 U.S. Treasury Bills, due

   4/29/99, value $6,075,683)  . . . . . . . . . . . . . . . . . . . . . .     4.65%             $  6,000,000      $  6,000,000

Donaldson, Lufkin & Jenrette Securities, Inc.

  dated 12/31/98, due 1/4/99 in the amount of $5,002,694
  (fully collateralized by $4,907,000 U.S. Treasury Notes 7.75%, due

   12/31/99, value $5,052,677) . . . . . . . . . . . . . . . . . . . . . .      4.85                5,000,000         5,000,000

Morgan Stanley Dean Witter & Co.

  dated 12/31/98, due 1/4/99 in the amount of $6,003,080
  (fully collateralized by $5,875,000 U.S. Treasury Notes 7.875%, due

   11/15/99, value $6,088,567) . . . . . . . . . . . . . . . . . . . . . .      4.62                6,000,000         6,000,000

SBC Warburg Dillon Read Inc.

  dated 12/31/98, due 1/4/99 in the amount of $6,748,623
  (fully collateralized by $7,004,000 U.S.Treasury Bills, due

   5/20/99, value $6,884,199)  . . . . . . . . . . . . . . . . . . . . . .      3.50                6,746,000         6,746,000

                                                                                                                   ____________

TOTAL REPURCHASE AGREEMENTS
   (cost $23,746,000)  . . . . . . . . . . . . . . . . . . . . . . . . . .                                          $23,746,000
                                                                                                                   ____________

TOTAL INVESTMENTS

   (cost $67,847,312)  . . . . . . . . . . . . . . . . . . . . .      98.9%                                         $67,847,312
                                                                    _______                                        ____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . .       1.1%                                       $     767,604
                                                                    _______                                        ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .     100.0%                                         $68,614,916
                                                                    _______                                        ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                  Money            Government

                                                                                                  Market           Securities

                                                                                                   Series            Series
                                                                                                _____________     _____________

ASSETS:                          Investments in securities--See Statement of Investments
                                   (including repurchase agreements
                                   of $2,655,000 and $23,746,000
                                   for the Money Market Series and the Government
                                   Securities Series, respectively)--Note 2(b) . . . . . .       $536,352,409     $  67,847,312
                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .          1,746,510           248,402

                                 Interest receivable . . . . . . . . . . . . . . . . . . .          2,490,541           564,611

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .             16,963             9,278
                                                                                                _____________     _____________

                                                                                                  540,606,423        68,669,603
                                                                                                _____________     _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .            233,909            28,147

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .             90,309            26,540
                                                                                                _____________     _____________

                                                                                                      324,218            54,687

                                                                                                _____________     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $540,282,205     $  68,614,916
                                                                                                _____________     _____________

REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .       $540,316,560     $  68,614,916

                                 Accumulated net realized gain (loss) on investments . . .            (34,355)          ---
                                                                                                _____________     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $540,282,205     $  68,614,916
                                                                                                _____________     _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .        540,316,560        68,614,916

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .              $1.00             $1.00
                                                                                                       ______            ______


                                                SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

                                                                                                  Money            Government

                                                                                                  Market           Securities

                                                                                                   Series            Series
                                                                                                _____________     _____________
INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .        $30,174,110      $  4,559,239
                                                                                                 ____________      ____________

EXPENSES--Note 2(c):             Management fee--Note 3(a) . . . . . . . . . . . . . . . .       $  2,701,351     $     418,907

                                 Shareholder servicing costs--Note 3(b)  . . . . . . . . .            135,009            34,762

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             66,824            32,044

                                 Trustees' fees and expenses--Note 3(c)  . . . . . . . . .             66,050             9,134

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             37,037            28,535

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             24,958            32,595

                                 Prospectus and shareholders' reports  . . . . . . . . . .              9,184             9,599

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             31,420             1,543
                                                                                                 ____________      ____________

                                              Total Expenses . . . . . . . . . . . . . . .          3,071,833           567,119
                                                                                                 ____________      ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         27,102,277         3,992,120

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 2(b) . . . . . . . . . . . . . . . . . . . .           (27,774)            10,367
                                                                                                 ____________      ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .        $27,074,503      $  4,002,487
                                                                                                 ____________      ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               Money Market Series             Government Securities Series
                                                          ________________________________    ________________________________

                                                          Year Ended         Year Ended        Year Ended        Year Ended
                                                         December 31,       December 31,      December 31,      December 31,
                                                             1998               1997              1998              1997
                                                         ________________   _______________   ________________   _______________

OPERATIONS:
  Investment income--net . . . . . . . . . . . . . . .     $   27,102,277  $     26,296,105  $     3,992,120   $      7,308,145

  Net realized gain (loss) on investments  . . . . . .           (27,774)            5,095            10,367            60,691
                                                         ________________   _______________   ________________   _______________

    Net Increase (Decrease) in Net Assets
       Resulting from Operations . . . . . . . . . . .         27,074,503        26,301,200        4,002,487          7,368,836
                                                         ________________   _______________   ________________   _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . .        (27,102,277)      (26,296,105)        (3,992,120)       (7,308,145)

  Net realized gain on investments . . . . . . . . . .         ---                ---                 (10,396)          ---
                                                         ________________   _______________   ________________   _______________

    Total Dividends  . . . . . . . . . . . . . . . . .        (27,102,277)      (26,296,105)        (4,002,516)       (7,308,145)
                                                         ________________   _______________   ________________   _______________

BENEFICIAL INTEREST TRANSACTIONS:

 ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . .      3,374,356,270     4,633,185,786        579,548,799       954,131,576

  Dividends reinvested . . . . . . . . . . . . . . . .          2,871,717         3,514,763          1,501,989         1,378,967

  Cost of shares redeemed  . . . . . . . . . . . . . .     (3,368,354,264)   (4,588,425,068)      (620,130,251)     (950,602,391)
                                                         ________________   _______________   ________________   _______________

    Increase (Decrease) in Net Assets from
       Beneficial Interest Transactions  . . . . . . .          8,873,723        48,275,481        (39,079,463)        4,908,152

                                                         ________________   _______________   ________________   _______________
    Total Increase (Decrease) in Net Assets . . . .             8,845,949        48,280,576        (39,079,492)        4,968,843

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . .        531,436,256       483,155,680        107,694,408       102,725,565

                                                         ________________   _______________   ________________   _______________

  End of Period  . . . . . . . . . . . . . . . . . . .  $     540,282,205  $    531,436,256  $      68,614,916  $    107,694,408
                                                         ________________   _______________   ________________   _______________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, MONEY MARKET SERIES
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Year Ended December 31,
                                                                        ______________________________________________________

PER SHARE DATA:                                                     1998         1997          1996         1995         1994
                                                                   _______      _______      _______       _______      _______
   Net asset value, beginning of period  . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .          .050         .051         .049         .054          .036
                                                                   _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.050)       (.051)       (.049)        (.054)       (.036)
                                                                   _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          5.14%        5.17%        5.03%         5.57%        3.65%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .57%         .57%         .58%          .62%         .63%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . . . . .          5.02%        5.06%        4.91%         5.43%        3.59%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $540,282      $531,436     $483,156      $402,032     $362,825


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
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FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Year Ended December 31,
                                                                        ______________________________________________________

PER SHARE DATA:                                                     1998         1997          1996         1995         1994
                                                                   _______      _______      _______       _______      _______

   Net asset value, beginning of period  . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .          .048         .048         .047          .052         .034
                                                                   _______      _______      _______       _______      _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.048)       (.048)       (.047)        (.052)       (.034)
                                                                   _______      _______      _______       _______      _______

   Net asset value, end of period  . . . . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   _______      _______      _______       _______      _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          4.87%        4.95%        4.84%         5.36%        3.49%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .68%         .61%         .63%          .65%         .69%

   Ratio of net investment income
       to average net assets . . . . . . . . . . . . . . . .          4.76%        4.84%        4.74%         5.23%        3.40%

   Net Assets, end of period (000's Omitted) . . . . . . . .       $68,615      $107,694     $102,726      $123,171    $ 120,281


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS INSTITUTIONAL MONEY MARKET FUND
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NOTES TO FINANCIAL STATEMENTS

NOTE 1--GENERAL:

   Dreyfus Institutional Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company issuing two classes of Beneficial Interest: the Money Market Series and the Government Securities Series. The Fund accounts separately for the assets, liabilities and operations of each series. The Fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for each series; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset
value    per    share    of    $1.00    for    each    series.

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

   (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreements, the Fund receives net earnings credits based on available cash balances left on deposit. During the period ended December 31, 1998, the Government Securities Series received net earnings credits of $2,359. Income earned under this arrangement is included in interest income.

   The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

   (C) EXPENSES: Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

   (D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). However, to the extent that a net realized capital gain of either series can be reduced by a capital loss carryover of that series, such gain will not be distributed.

 DREYFUS INSTITUTIONAL MONEY MARKET FUND
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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   (E) FEDERAL INCOME TAXES: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The Money Market Series has an unused capital loss carryover of approximately $34,500 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. If not applied, $6,500 of the carryover expires in fiscal 2002 and $28,000 expires in fiscal 2006.

   At December 31, 1998, the cost of investments of each series for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50 of 1% of the value of the average daily net assets of each series and is payable monthly.

   (B) Under the Shareholder Services Plan, each series reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of each series' average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 1998, the Money Market Series and the Government Securities Series were charged $35,966 and $10,135, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended December 31, 1998, the Money Market Series and the Government Securities Series were charged $72,118 and $3,578, respectively, pursuant to the transfer agency agreement.

   (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS INSTITUTIONAL MONEY MARKET FUND
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REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS INSTITUTIONAL MONEY MARKET FUND

   We have audited the accompanying statement of assets and liabilities, including the statements of investments, of Dreyfus Institutional Money Market Fund (comprising, respectively, the Money Market Series and the Government Securities Series) as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Institutional Money Market Fund at December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999



DREYFUS INSTITUTIONAL MONEY MARKET FUND, GOVERNMENT SECURITIES SERIES
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IMPORTANT TAX INFORMATION (UNAUDITED)

   For State individual income tax purposes, the Government Securities Series hereby designates 34.56% of the ordinary income dividends paid during its fiscal year ended December 31, 1998 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS INSTITUTIONAL

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                         179/195AR9812

Institutional

Money Market

Fund

Annual Report


December 31, 1998